Owners' Capital/Partners' Equity (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	[1]	Jan. 01, 2016 USD ($)	[1]	Dec. 31, 2015 USD ($)	[1]	Jan. 01, 2015 USD ($) Vote $ / shares shares	Dec. 31, 2014 USD ($)	[1]
Owners' Capital/Partners' Equity
Total share capital | $	$ 910,154	$ 798,038		$ 742,642		$ 742,642			$ 677,482
Each subsidiary
Owners' Capital/Partners' Equity
Number of shares authorized								12,000
Par value per share | $ / shares								$ 1
Number of shares issued								12,000
Number of shares outstanding								12,000
Total share capital | $								$ 84
Vote per share | Vote								1

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).